Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

8.    Property, Plant and Equipment

Net property, plant and equipment, which includes capital lease assets, consisted of the following:

In thousands	2011	2010
Land	$12,439	$13,833
Buildings	65,221	65,850
Machinery and equipment	325,952	318,194
Capitalized software	62,376	51,712
Transportation equipment	167	133
Furniture and fixtures	24,222	22,628
Construction in progress	10,909	5,396

Total property, plant and equipment	501,286	477,746
Less accumulated depreciation and amortization	(291,236)	(263,295)

Property, plant and equipment, net	$210,050	$214,451

Depreciation expense was $49.9 million for 2011, $47.0 million for 2010 and $44.0 million for 2009. Amortization related to capitalized software was included in depreciation expense and totaled $6.7 million for 2011, $5.7 million for 2010 and $4.4 million for 2009.

The Company recorded gross machinery and equipment under capital leases totaling $10.9 million and $10.4 million and accumulated depreciation on assets under capital leases of $4.5 million and $2.4 million as of December 31, 2011 and January 1, 2011, respectively.